PGIM Jennison Focused Value ETF
Schedule of Investments  (unaudited)
as of November 30, 2024
Description	Shares	Value
Long-Term Investments 97.0%
Common Stocks
Aerospace & Defense 4.8%
Airbus SE (France), ADR	9,512	$370,968
General Electric Co.	2,139	389,640
		760,608
Automobiles 2.7%
General Motors Co.	7,747	430,656
Banks 14.2%
Bank of America Corp.	11,202	532,207
JPMorgan Chase & Co.	2,960	739,171
PNC Financial Services Group, Inc. (The)	2,482	532,935
Truist Financial Corp.	8,744	416,914
		2,221,227
Biotechnology 3.8%
AbbVie, Inc.	3,277	599,462
Building Products 2.7%
Johnson Controls International PLC	5,028	421,648
Capital Markets 6.2%
Blackstone, Inc.	2,228	425,749
Goldman Sachs Group, Inc. (The)	890	541,627
		967,376
Chemicals 2.4%
Linde PLC	833	384,005
Consumer Staples Distribution & Retail 6.8%
Walmart, Inc.	11,522	1,065,785
Electric Utilities 3.5%
PG&E Corp.	25,202	545,119
Ground Transportation 3.1%
Union Pacific Corp.	1,988	486,384

PGIM Jennison Focused Value ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services 2.3%
Cigna Group (The)	1,085	$366,513
Household Durables 1.8%
Toll Brothers, Inc.	1,756	290,039
Insurance 6.7%
Chubb Ltd.	1,691	488,243
MetLife, Inc.	6,306	556,378
		1,044,621
Interactive Media & Services 2.4%
Meta Platforms, Inc. (Class A Stock)	645	370,436
Multi-Utilities 4.5%
NiSource, Inc.	18,492	704,360
Oil, Gas & Consumable Fuels 6.6%
Exxon Mobil Corp.	5,299	625,070
Shell PLC, ADR	6,449	417,508
		1,042,578
Passenger Airlines 2.9%
Delta Air Lines, Inc.	7,029	448,591
Pharmaceuticals 7.1%
AstraZeneca PLC (United Kingdom), ADR	6,514	440,476
Bristol-Myers Squibb Co.	6,549	387,832
Eli Lilly & Co.	362	287,917
		1,116,225
Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc.*	1,638	224,693
Broadcom, Inc.	1,799	291,582
		516,275
Software 7.0%
Microsoft Corp.	898	380,267

PGIM Jennison Focused Value ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Oracle Corp.	1,916	$354,153
Salesforce, Inc.	1,109	365,959
		1,100,379
Technology Hardware, Storage & Peripherals 2.2%
Dell Technologies, Inc. (Class C Stock)	2,740	349,597

Total Long-Term Investments (cost $11,092,696)		15,231,884

Short-Term Investment 2.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.753%) (cost $453,812)(wb)	453,812	453,812

TOTAL INVESTMENTS 99.9% (cost $11,546,508)		15,685,696
Other assets in excess of liabilities 0.1%		12,809

Net Assets 100.0%		$15,698,505

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3